Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables.
Trade payables	€ 122,263	€ 17,623
License fees payable	38	537
Miscellaneous liabilities	5,402	3,525
Total	127,703	21,685
Withholding taxes	499	88
Payroll-related taxes and social-security liabilities	€ 4,802	€ 1,178